Leases - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases
2021	¥ 2,818,683
2022	2,001,678
2023	1,144,279
2024	604,528
2025	266,159
Thereafter	142,154
Total undiscounted lease payments	6,977,481
Less: imputed interest	(517,588)
Total lease liabilities	¥ 6,459,893	¥ 5,136,985